Other equity - Summary of Foreign Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	₨ 64,745		₨ 78,848
Ending balance	126,373	$ 1,666	64,745
Reserve of exchange differences on translation
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	10		12
Exchange differences on translation of foreign operations	191		(2)
Ending balance	₨ 201	$ 3	₨ 10